Convertible notes payable and warrants (Details) - USD ($)		1 Months Ended	6 Months Ended
	Nov. 01, 2018	Mar. 31, 2019	Mar. 31, 2019
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement	$ 7,500,000
Number of investor warrant issued to purchase	800,000
Intrinsic value of the BCF	$ 670,618
Amortization of the debt discounts			$ 943,215
Notes
Debt Conversion [Line Items]
Fair value of notes		$ 5,251,075	5,251,075
Carrying value		7,514,792	7,514,792
Unamortized debt discounts		2,263,717	2,263,717
Investor Warrants [Member]
Debt Conversion [Line Items]
Fair value of investor warrants	$ 1,496,153
Placement agent warrants
Debt Conversion [Line Items]
Number of investor warrant issued to purchase	119,808
Percentage of warrants issued to purchase note	10.00%
Fair value of investor warrants	$ 323,843
Private placement
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement		$ 485,208	$ 485,208
Number of aggregate principal securities sold under private placement		131,223	131,223
Private placement | One institutional investor | Securities purchase agreement
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement	$ 7,500,000
Number of investor warrant issued to purchase	800,000
Investor warrants exercise price	$ 6.53
Interest rate	10.00%
Private placement | One institutional investor | Securities purchase agreement | Notes
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement	$ 7,500,000
Number of aggregate principal securities sold under private placement	1,198,084
Sale of stock, price per share	$ 6.26
Private placement | Placement agent warrants | One institutional investor | Securities purchase agreement
Debt Conversion [Line Items]
Number of investor warrant issued to purchase	119,808
Investor warrants exercise price	$ 7.183
Percentage of warrants issued to purchase note	10.00%
Term of placement agent warrants	4 years